1.  Name and address of issuer

	Active Assets California
 Tax-Free Trust

2.  The name of each series or
 class of securities for which
 this Form is filed
	x

3a.  Investment Company Act File
 Number:

	811-06350

3b.  Securities Act File Number:

	33-41685

4a.  Last day of fiscal year for
 which this Form is filed:

	June 30, 2013

4b.  []  Check box if this Form is
 being filed late (i.e., more than
 90 calendar days after the end of
 the issuer's fiscal year).  (See
 Instruction A.2)

Note: If the Form is being filed
 late, interest must be paid on the
 registration fee due.

4c.  []  Check box if this is the
 last time the issuer will be filing
 this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of
 securities sold during the fiscal
 year pursuant to section 24(f):
	5,618,583,386

	(ii)  Aggregate price of
 securities redeemed or repurchased
 during the fiscal year:
5,664,291,025

	(iii)  Aggregate price of
 securities redeemed or repurchased
 during any prior fiscal year
 ending no earlier than October 11,
 1995 that were not previously used
 to reduce registration fees payable
 to the Commission:	1,115,134,344

	(iv)  Total available
 redemption credits [add items 5(ii)
 and 5(iii)]:	(6,779,425,369)

	(v)  Net sales -- if item
 5(i) is greater than item 5(iv)
 [subtract item 5(iv) from item
 5(i)]:	0.00

	(vi)  Redemption credits
 available for use in future years
 - if item 5(i) is less than item
 5(iv) [subtract item 5(iv) from
 item 5(i)]:	(1,160,841,983)

	(vii)  Multiplier for
 determining registration fee
 (See Instruction C.9):	   .0001364

	(viii)  Registration fee
 due [multiply item 5(v) by item
 5(vii)] (enter "0" if no fee is
 due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i)
 was determined by deducting an
 amount of securities that were
 registered under the Securities
 Act of 1933 pursuant to rule 24e-2
 as in effect before October 11,
 1997, then report the amount of
 securities (number of shares or
 shares or other units) deducted
 here:	.  If there is a number
 of shares or other units that were
 registered pursuant to rule 24e-2
 remaining unsold at the end of
 the fiscal year for which this form
 is filed that are available for use
 by the issuer in future fiscal
 years, then state that number here:
	.

	If the response to Item 5(i)
 was determined by deducting an
 amount of securities that were
 registered under the Securities
 Act of 1933 pursuant to rule
 24e-2 as in effect before October
 11, 1997, then report the amount
 of securities (number of shares
 or shares or other units) deducted
 here:	.  If there is a number of
 shares or other units that were
 registered pursuant to rule 24e-2
 remaining unsold at the end of
 the fiscal year for which this
 form is filed that are available
 for use by the issuer in future
 fiscal years, then state that number
 here:	.

	0.00

8.  Total of the amount of registration
 fee due plus any interest due [line
 5(viii) plus line 7]:

	0.00

9.  Date the registration fee and
 any interest payment was sent to
 the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed
 below by the following persons on
 behalf of the issuer and in the
 capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "September 28, 2013"
*Please print the name and title
 of the signing officer below the